TRANSAMERICA ELITE(SM)
                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                         PROSPECTUS DATED MAY 8, 2000 AS
                           SUPPLEMENTED JUNE 30, 2000

Effective September 1, 2000, the WRL Series Fund offers two new investment options under the Transamerica Occidental Life Separate Account VUL-3. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 6 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL Great Companies - Global(2)
         WRL Gabelli Global Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 14 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER     RULE 12B-1     TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Global(2) (12)       0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Gabelli Global Growth(12)              1.00%         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (3) ON PAGE 15 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- --------------------------
                                          EXPENSE         REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                           LIMIT             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- --------------------------
WRL Great Companies - Global(2)            1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------
WRL Gabelli Global Growth                  1.20%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

FOOTNOTE (5) ON PAGE 15 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

(5) Because these portfolios did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING FOOTNOTE IS ADDED TO PAGE 15 OF THE PROSPECTUS:

(12) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 18 - 20 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital.  Current
                                                                          income is a secondary objective.

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH ON PAGE 64 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         We base the rates of return that we show below on each portfolio's actual investment performance. We deduct investment management fees and direct fund expenses. The rates are actual average annual total return for the periods ended on December 31, 1999.

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE ON PAGE 64 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.

THE FOLLOWING REPLACES THE HEADING FOR THE TABLE ON PAGE 65 OF THE PROSPECTUS UNDER THE HEADING PERFORMANCE DATA - RATES OF RETURN":

                           AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 1999

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 65 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH ON PAGE 76 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Small Cap, WRL Goldman Sachs Growth, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap portfolios did not commence operations until May 3, 1999, because the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 did not commence operations until January 12, 2000, and because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), and WRL Value Line Aggressive Growth portfolios did not commence operations until May 1, 2000, and the WRL Great Companies - Global(2) and WRL Gabelli Global Growth portfolios did not commence operations until September 1, 2000, there are no hypothetical illustrations for these portfolios.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FOURTH PARAGRAPH ON PAGE 83 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION ON PAGES 85-86 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

                                            TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $500,000                                                                       Ultimate Select Class
Annual Premium $5,500                                                                                   Option Type A
                                                 Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.83% (NET) YEARS 1-15      4.17% (NET) YEARS 1-15       10.17 (NET) YEARS 1-15
                           5%           -1.23% (NET) YEARS 16+        4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                5,775                  500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                11,839                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                18,206                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                24,891                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                31,911                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                39,281                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                47,020                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                55,146                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                63,678                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               72,637                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15              124,616                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20              190,956                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          383,684                 500,000                      500,000                    1,100,086
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          697,619                 500,000                      504,291                    2,742,163
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)         1,208,985                   *                         852,268                    7,490,830
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)         2,041,946                   *                        1,351,111                   19,737,458
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.83% (NET) YEARS 1-15       4.17% (NET) YEARS 1-15      10.17 (NET) YEARS 1-15
                       -1.23% (NET) YEARS 16+       4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      4,582                        4,886                       5,190
------------------- ----------------------------- --------------------------- ---------------------------
        2                      9,068                        9,963                       10,896
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,450                       15,231                      17,161
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,736                       20,703                      24,050
------------------- ----------------------------- --------------------------- ---------------------------
        5                      21,893                       26,356                      31,594
------------------- ----------------------------- --------------------------- ---------------------------
        6                      25,921                       32,192                      39,856
------------------- ----------------------------- --------------------------- ---------------------------
        7                      29,813                       38,213                      48,906
------------------- ----------------------------- --------------------------- ---------------------------
        8                      33,574                       44,428                      58,826
------------------- ----------------------------- --------------------------- ---------------------------
        9                      37,136                       50,780                      69,643
------------------- ----------------------------- --------------------------- ---------------------------
        10                     40,534                       57,304                      81,484
------------------- ----------------------------- --------------------------- ---------------------------
        15                     54,889                       92,610                     160,163
------------------- ----------------------------- --------------------------- ---------------------------
        20                     66,806                      137,096                     295,117
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 83,720                      264,988                     901,710
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 73,568                      471,300                    2,562,769
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         811,684                    7,134,124
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                        1,337,733                   19,542,037
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.83% (NET) YEARS 1-15       4.17% (NET) YEARS 1-15      10.17 (NET) YEARS 1-15
                       -1.23% (NET) YEARS 16+       4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       414                          718                        1,022
------------------- ----------------------------- --------------------------- ---------------------------
        2                      4,460                        5,355                       6,287
------------------- ----------------------------- --------------------------- ---------------------------
        3                      8,402                        10,183                      12,113
------------------- ----------------------------- --------------------------- ---------------------------
        4                      12,248                       15,215                      18,562
------------------- ----------------------------- --------------------------- ---------------------------
        5                      15,965                       20,427                      25,666
------------------- ----------------------------- --------------------------- ---------------------------
        6                      19,553                       25,824                      33,488
------------------- ----------------------------- --------------------------- ---------------------------
        7                      23,005                       31,405                      42,097
------------------- ----------------------------- --------------------------- ---------------------------
        8                      26,325                       37,180                      51,578
------------------- ----------------------------- --------------------------- ---------------------------
        9                      29,448                       43,091                      61,955
------------------- ----------------------------- --------------------------- ---------------------------
        10                     32,406                       49,176                      73,356
------------------- ----------------------------- --------------------------- ---------------------------
        15                     54,889                       92,610                     160,163
------------------- ----------------------------- --------------------------- ---------------------------
        20                     66,806                      137,096                     295,117
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 83,720                      264,988                     901,710
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 73,568                      471,300                    2,562,769
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         811,684                    7,134,124
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                        1,337,733                   19,542,037
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                                            TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $500,000                                                                       Ultimate Select Class
Annual Premium $5,500                                                                                   Option Type A
                                               Using Guaranteed Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.83% (NET) YEARS 1-15      4.17% (NET) YEARS 1-15       10.17 (NET) YEARS 1-15
                           5%           -1.23% (NET) YEARS 16+        4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                      5,775            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                     11,839            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                     18,206            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                     24,891            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                     31,911            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                     39,281            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                     47,020            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                     55,146            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                     63,678            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10                    72,637            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15                   124,616            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20                   190,956            500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)               383,684            500,000                      500,000                    1,054,729
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)               697,619               *                         500,000                    2,562,829
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)             1,208,985               *                         607,472                    6,794,599
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)             2,041,946               *                         932,519                    16,956,781
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.83% (NET) YEARS 1-15       4.17% (NET) YEARS 1-15      10.17 (NET) YEARS 1-15
                       -1.23% (NET) YEARS 16+       4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      4,582                        4,886                       5,190
------------------- ----------------------------- --------------------------- ---------------------------
        2                      8,981                        9,873                       10,803
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,254                       15,024                      16,942
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,400                       20,340                      23,658
------------------- ----------------------------- --------------------------- ---------------------------
        5                      21,412                       25,821                      31,002
------------------- ----------------------------- --------------------------- ---------------------------
        6                      25,288                       31,472                      39,038
------------------- ----------------------------- --------------------------- ---------------------------
        7                      29,019                       37,286                      47,825
------------------- ----------------------------- --------------------------- ---------------------------
        8                      32,608                       43,274                      57,446
------------------- ----------------------------- --------------------------- ---------------------------
        9                      36,044                       49,432                      67,977
------------------- ----------------------------- --------------------------- ---------------------------
        10                     39,331                       55,769                      79,518
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,217                       90,094                     156,298
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,667                      132,334                     287,301
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 55,369                      233,707                     864,532
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         359,569                    2,395,167
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         578,545                    6,471,046
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         923,286                    16,788,892
------------------- ----------------------------- --------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.83% (NET) YEARS 1-15       4.17% (NET) YEARS 1-15      10.17 (NET) YEARS 1-15
                       -1.23% (NET) YEARS 16+       4.77% (NET) YEARS 16+       10.77% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       414                          718                        1,022
------------------- ----------------------------- --------------------------- ---------------------------
        2                      4,373                        5,265                       6,195
------------------- ----------------------------- --------------------------- ---------------------------
        3                      8,206                        9,975                       11,894
------------------- ----------------------------- --------------------------- ---------------------------
        4                      11,912                       14,852                      18,170
------------------- ----------------------------- --------------------------- ---------------------------
        5                      15,484                       19,893                      25,074
------------------- ----------------------------- --------------------------- ---------------------------
        6                      18,920                       25,103                      32,670
------------------- ----------------------------- --------------------------- ---------------------------
        7                      22,211                       30,478                      41,017
------------------- ----------------------------- --------------------------- ---------------------------
        8                      25,359                       36,026                      50,197
------------------- ----------------------------- --------------------------- ---------------------------
        9                      28,356                       41,743                      60,288
------------------- ----------------------------- --------------------------- ---------------------------
        10                     31,203                       47,641                      71,390
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,217                       90,094                     156,298
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,667                      132,334                     287,301
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 55,369                      233,707                     864,532
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         359,569                    2,395,167
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         578,545                    6,471,046
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         923,286                    16,788,892
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.


TA00018-9/2000